Shareholder Report, Average Annual Return (Details) 194077_Innovator Equity Defined Protection ETF - 2 Yr to April 2027_TF_TSR Annual {TF}	7 Months Ended	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2025
Innovator Equity Defined Protection ETF® - 2 Yr to April 2027
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Innovator Equity Defined Protection ETF - 2 Yr to April 2027 NAV
Average Annual Return, Percent		5.99%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 TR
Average Annual Return, Percent	22.76%
S&P 500 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500
Average Annual Return, Percent	21.89%